Early Deposit Mineral Stream Interests - Summary of Early Deposit Mineral Stream Interests (Parenthetical) (Detail)	6 Months Ended
Jun. 30, 2020 oz
Cotabambas [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of silver production at the mine which WPM is entitled to after step down	66.67%
Percentage of gold production at the mine which WPM is entitled to after step down	16.67%
Kutcho [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of silver production at the mine which WPM is entitled to after step down	66.67%
Gold [member] | Kutcho [member]
Disclosure Of Mineral Stream Interests [line items]
Gold ounces to be delivered before entitlement step down takes effect	51,000
Silver [member] | Cotabambas [member]
Disclosure Of Mineral Stream Interests [line items]
Silver Equivalent ounces to be delivered before entitlement step down takes effect	90,000,000
Silver [member] | Kutcho [member]
Disclosure Of Mineral Stream Interests [line items]
Silver ounces to be delivered before entitlement step down takes effect	5,600,000